Revenue from contracts with customers and trade receivables	12 Months Ended
Mar. 31, 2019
Revenue [abstract]
Revenue from contracts with customers and trade receivables
23. Revenue from contracts with customers and trade receivables

Revenue from contracts with customers:

	For the Year Ended March 31,
	2019		2018		2017
Sales (1)	Rs.	148,706	Rs.	138,022	Rs.	138,663
Service income		2,129		1,534		1,536
License fees (2)		3,016		2,472		610
	Rs.	153,851	Rs.	142,028	Rs.	140,809
Excise duty included in revenues (1)	Rs.	-	Rs.	173	Rs.	939

(1)	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “
Revenue from Contracts with Customers
”, revenues are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.

(2)	License fees for the year ended March 31, 2019 and March 31,2018 , primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 37 of these consolidated financial statements for further details.

Analysis of revenues by segments:

	For the Year Ended March 31,
Segment	2019		2018		2017
Global Generics	Rs.	122,903	Rs.	114,014	Rs.	115,409
PSAI		24,140		21,992		21,277
Proprietary products		4,750		4,245		2,363
Others		2,058		1,777		1,760
	Rs.	153,851	Rs.	142,028	Rs.	140,809

Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2019		2018		2017
Gastrointestinal	Rs.	19,250	Rs.	19,153	Rs.	21,190
Oncology		18,357		16,999		17,054
Cardiovascular		15,106		16,501		15,553
Pain Management		13,806		12,898		14,323
Central Nervous System		15,909		12,509		12,749
Anti-Infective		7,073		6,557		7,189
Others		33,402		29,397		27,351
Total	Rs.	122,903	Rs.	114,014	Rs.	115,409

Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2019		2018		2017
Cardiovascular	Rs.	7,019	Rs.	6,191	Rs.	5,078
Pain Management		3,364		3,228		3,290
Central Nervous System		2,741		2,331		2,758
Anti-Infective		1,247		1,968		1,859
Dermatology		1,622		1,606		1,606
Oncology		2,212		1,650		1,534
Others		5,935		5,018		5,152
Total	Rs.	24,140	Rs.	21,992	Rs.	21,277

Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2019		2018		2017
India	Rs.	28,804	Rs.	25,209	Rs.	24,927
United States		69,299		68,124		69,816
Russia		15,299		12,610		11,547
Others		40,449		36,085		34,519
	Rs.	153,851	Rs.	142,028	Rs.	140,809

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.10,639 and Rs.10,024, representing approximately 7% each of the Company’s total revenues for the year ended March 31, 2019.

Revenues from two customers of the Company's Global Generics segment were Rs.13,486 and Rs.10,755, representing approximately 9% and 8%, respectively, of the Company’s total revenues for the year ended March 31, 2018.

Details of significant gross to net adjustments relating to Company’s North America operations (amounts in U.S. $ millions)

A roll-forward for each major accrual for the Company’s North America operations for the financial years ended March 31, 2017, 2018 and 2019 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability
	(All values in U.S.$ millions)
Beginning Balance: April 1, 2016	209	257	14	45
Current provisions relating to sales during the year (1)	1,963	700	22	28
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,981)	(771)	(23)	(37)
Ending Balance: March 31, 2017	191	186	13	36

Beginning Balance: April 1, 2017	191	186	13	36
Current provisions relating to sales during the year (2)	1,750	630	18	22
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,771)	(655)	(19)	(30)
Ending Balance: March 31, 2018	170	161	12	28

Beginning Balance: April 1, 2018	170	161	12	28
Current provisions relating to sales during the year (3)	1,415	461	18	29
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,457)	(530)	(19)	(27)
Ending Balance: March 31, 2019	128	92	11	30

*	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.

(1)	Chargebacks and rebates provisions for the year ended March 31, 2017 and payments for the year ended March 31, 2017 were each lower as compared to the year ended March 31, 2016, primarily as a result of lower sales, product mix changes and relatively low value of new products.

(2)	Chargebacks and rebates provisions for the year ended March 31, 2018 and payments for the year ended March 31, 2018 were each lower as compared to the year ended March 31, 2017, primarily as a result of lower pricing rates per unit for chargebacks, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, and due to certain product mix changes.

(3)	Chargebacks and rebates provisions for the year ended March 31, 2019 and payments for the year ended March 31, 2019 were each lower as compared to the year ended March 31, 2018, primarily as a result of lower pricing rates per unit for chargebacks, and due to a reduction in the invoice price to wholesalers for certain of the Company’s products.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

The Company’s overall refund liability as at March 31, 2019 relating to its North America operations was U.S.$ 30 , as compared to a liability of U.S.$ 28 as at March 31, 2018. This increase in the Company’s liability was primarily attributable to a higher refund liability created for the year ended March 31, 2019 as compared to the year ended March 31, 2018, which allowance change was primarily based on certain product mix changes and recent trends in actual sales returns, together with the Company’s historical experience, in the markets in which it operates.

Details of refund liabilities:

Particulars	For the year ended March 31, 2019		For the year ended March 31, 2018
Balance at the beginning of the year	Rs.	3,210	Rs.	3,784
Provision made during the year, net of reversals		3,592		2,702
Provision used during the year		(3,324)		(3,303)
Effect of changes in foreign exchange rates		103		27
Balance at the closing of the year	Rs.	3,581	Rs.	3,210
Current	Rs.	3,581	Rs.	3,210
Non-current		-		-

Details of contract asset:

As mentioned in the accounting policies for refund liability set forth in Note 3.l. of these consolidated financial statements, the Company recognizes an asset, (i.e., right to the returned goods) which is included in inventories for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods. Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

As on March 31, 2019 and 2018, the Company had Rs. 16 and Rs. 17, respectively, as contract assets representing the right to returned goods.

Details of deferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2019 and 2018.

Particulars	For the year ended March 31, 2019		For the year ended March 31, 2018
Balance as at April 1	Rs.	3,319	Rs.	3,675
Revenue recognized during the year		(815)		(507)
Milestone payment received during the year		88		151
Balance as at March 31	Rs.	2,592	Rs.	3,319
Current		590		622
Non-current		2,002		2,697
	Rs.	2,592	Rs.	3,319

Details of contract liabilities

Particulars	As at March 31, 2019		As at March 31, 2018
Advance from customers	Rs.	761	Rs.	360
	Rs.	761	Rs.	360

Out-licensing agreement with CHD Biosciences Inc.,

In July 2017, the Company entered into an agreement with CHD Biosciences Inc for out-licensing the Phase III clinical trial candidate, DFA-02. As part of the agreement, the Company is entitled to receive equity shares in CHD valued at U.S.$30 upon an initial public offering of CHD or, if no initial public offering occurs within 18 months of execution of the agreement, a cash payment of U.S.$30. The Company will also receive additional milestone payments of U.S.$40 upon U.S. FDA approval. In addition, the Company is entitled to royalties on sales and certain other commercial milestone payments with respect to the product. At the time of execution, as the arrangement did not meet all of the revenue recognition criteria, no revenue has been recognized for the transaction during the year ended March 31, 2018.

During the year ended March 31, 2019, the Company terminated the agreement with Armis Biopharma, Inc. (formerly known as CHD Bioscience, Inc.) and regained the world-wide rights to DFA-02.